SCHEDULE OF LOAN COVENANTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Balance, beginning	$ 2,366,598	$ 3,847,638	$ 4,380,393
Plus: Proceeds from loans			3,413,160
Plus: Loan acquired with acquisition of ENP Realty			450,000
Less: Forgiveness on PPP loans		(537,960)
Less: Payments on loan	(206,629)	(943,080)	(4,395,915)
Balance, end of period	$ 2,156,969	$ 2,366,598	$ 3,847,638